Summary of principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of Presentation

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of Consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its majority-owned subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Group and to the noncontrolling interests even if this results in the noncontrolling interests having a deficit balance. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

Use of Estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, inventory valuation, assumptions related to the valuation of available-for-sale debt securities and embedded derivative, impairment of long-lived assets, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

Going concern

(d) Going concern

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern. During the year ended December 31, 2014, the Group incurred a loss from operations of $44,328,912. At December 31, 2014, the Group had an accumulated deficit of $86,190,592 and had experienced negative cash flows from operating activities in the amount of $45,632,724. In addition, the Group’s cash and cash equivalents balance was reduced to $34,686,379 as of December 31, 2014.

These circumstances raise substantial doubt as to the ability of the Group to meet its obligations as they come due and, accordingly, the use of accounting principles applicable to a going concern may not be appropriate. The Group will need to obtain additional funding in the future in order to finance the Group’s business strategy, operations and growth. If the Group is unable to arrange for sufficient funding on a timely basis, it may be required to significantly curtail its business activities until it can obtain adequate financing.

In order to respond the significant negative impact on the Group’s liquidity position during 2014, it has taken, or is in the process of taking, various actions to reduce its losses, generate additional cash flows and identify potential borrowing sources to further increase its liquidity in 2015, including:

•	in the first quarter of 2015, the Group decided to stop purchasing TV advertising time—historically the largest component of total advertising expenses and totaled $16.2 million in 2014;

•	in the first quarter of 2015, the Group terminated arrangements with various media companies and is pursuing a refund of prepaid advertising time, which amounted to $6.2 million as of December 31, 2014;

•	the Group has continued to reduce headcount across all of business divisions and is evaluating additional reductions in force which are expected to further reduce labor cost by approximately $0.3 million per month;

•	in the first quarter of 2015, the Group subleased various excess office and warehouse-space-reducing related costs and generating additional cash flows;

•	in the first quarter of 2015, the Group repaid $8.45 million loan previously outstanding under its credit facility (which is no longer available). The Group is in preliminarily discussions with a PRC commercial bank to secure a borrowing facility of approximately RMB100 million ($16.1 million) utilizing its facilities, including its office space, call center and warehouse located in Shanghai, China, as collateral.

•	the Group is evaluating the sales of other non-core assets and securities.

These financial statements do not reflect the potentially material adjustments in the carrying values of assets and liabilities, the reported expenses, and the balance sheet classifications used, that would be necessary if the going concern assumption were not appropriate.

Fair Value of Financial Instruments

(e) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•	Level 1—Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2—Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income or loss.

The Group’s financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, notes receivable, accounts payable, notes payable and long-term debt. For cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable and notes payable, the carrying amounts of these financial instruments as of December 31, 2013 and 2014 were considered representative of their fair values due to their short-term nature. The carrying value of long-term debt approximates its fair value as the impact to discount the long-term debt with a market based interest rate is insignificant.

Cash and Cash Equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash balances of the Group that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB, may be withdrawn and used for the Group’s general operations without prior notice or penalty. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Group does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Group complies with all above-mentioned processes as required.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to RMB542,037,027 ($88,903,710) and RMB 241,610,810 ($39,485,342) as of December 31, 2013 and 2014, respectively.

Restricted Cash

(g) Restricted cash

Under the notes payable, third-party bank channel sales arrangements and long-term debt with the banks, the Group is required to maintain certain cash balances in the banks based on the amounts of notes payable and long-term debt granted. These balances related to the notes payable and third-party bank channel sales arrangements were reflected as restricted cash in the balance sheet and amounted to $347,718 and $117,666 as of December 31, 2013 and 2014, respectively. The balance related to the long-term debt were reflected as restricted cash in the balance sheet and amounted to $ 9,677,049 and 9,642,098 as of December 31, 2013 and 2014, respectively.

Short-term investments

(h) Short-term investments

The Group’s short-term investments consist of trading securities.

Securities that the Group buys and holds principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are recorded at fair value, with unrealized gains and losses recognized in other income (expense) in the consolidated statements of operations.

Inventory

(i) Inventory

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or market value. Adjustments are recorded to write down the inventory to the estimated net realizable value. The Group estimates excess and slow-moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Prepaid Land Use Right

(j) Prepaid land use right

Prepaid land use right is valued at the cost to obtain the right less accumulated amortization. Amortization is computed on a straight-line basis over 50 years’ useful life of the right.

Property and Equipment, Net

(k) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Buildings	20 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Machinery	10 years
Information Technology equipment	5 years
Computers and office equipment	3-5 years
Vehicles	4 years

Acquired Intangible Assets, Net

(l) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

Impairment of Long-Lived Assets

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Investment in Affiliates

(n) Investment in affiliates

The affiliated companies, in which the Group does not have significant influence, are accounted for using the cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Group’s consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. The Group evaluates each cost method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment. The Group accounts for the retained 18.0% equity interests in Shanghai Yimeng using the cost method of accounting. In 2011, the Group’s interests in Shanghai Yimeng further decreased to 12.9% as a result of the dilution due to issuance of additional shares to a new investor.

The affiliated companies in which the Group has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Group’s consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. The Group evaluates each equity method investment separately for impairment indicators and whether any decrease in value of the investment has occurred which is other-than-temporary. If the fair value of the investment is less than its cost and the impairment is other-than-temporary, then the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the investment.

Revenue Recognition

(o) Revenue recognition

Direct sales, net

The Group’s direct sales net revenues primarily represent product sales through the Group’s TV direct sales and other direct sales platforms, such as internet sales, outbound calls, catalog sales and direct sales through print media and radio. The Group recognizes net revenues for products sold through its direct sales platforms once the products are delivered to and accepted by the customers (“F.O.B. Destination”).

The Group relies on China Express Mail Service Corporation (“EMS”) and local delivery companies to provide the Group data as to their successful deliveries for the Group’s direct sales products. EMS and local delivery companies regularly report product delivery information. In 2012, 2013 and 2014, direct sales net revenues were adjusted in the current accounting period based on actual unsuccessful product deliveries experience reported by EMS and local delivery companies. For unsuccessful deliveries, EMS and local delivery companies are required to return the undelivered products to the Group. It generally takes two to three weeks for EMS to return the undelivered products to the Group whereas it generally takes approximately seven days for local delivery companies to do so.

Distribution sales, net

The Group’s distribution sales net revenues represent product sales to the distributors comprising the Group’s nationwide distribution networks. The distributor agreements do not provide discounts, chargeback, price protection or stock rotation rights. The Group recognizes net revenues for products sold through its nationwide distribution networks when the products are delivered to and accepted by the distributors (e.g. “F.O.B. Destination”). In most cases, the distributors are required to pay in advance for the Group’s products. Some distributors are given customary credit terms based on the creditworthiness.

Sales taxes

The Group presents revenues net of sales taxes incurred. The sales taxes amounted to $706,540, $439,144 and $199,721 for the years ended December 31, 2012, 2013 and 2014, respectively. Before subtracting sales taxes, gross direct sales revenues were $194,220,344, $136,810,535 and $ 45,361,639 and gross distribution sales revenues were $49,059,870, $48,339,489 and $ 49,592,804 for the years ended December 31, 2012, 2013 and 2014, respectively.

Advertising Expenses

(p) Advertising expenses

The Group records cash advances paid to advertising companies as prepaid advertising expenses in the consolidated balance sheets. The Group then expenses the prepaid advertising expenses as the advertisement is shown.

Shipping and Handling Costs

(q) Shipping and handling costs

The Group records costs incurred for shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $15,222,530, $12,351,337 and $4,902,307 for the years ended December 31, 2012, 2013 and 2014, respectively.

Operating Leases

(r) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Government Subsidies

(s) Government subsidies

The Group receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Group, including value-added, business and income taxes. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

The government subsidies in 2012, 2013 and 2014 were $2,997,096, $2,130,623 and $829,238, respectively.

Income Taxes

(t) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interests and penalties related to income tax matters in income tax expense.

Foreign Currency Translation

(u) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, and Bright Rainbow are the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Group’s PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as component of comprehensive income in the consolidated statements of comprehensive income (loss).

The aggregated gains (losses) through foreign currency transactions in 2012, 2013 and 2014 were $(20,498), $184,157 and $(31,847), respectively.

Concentration of Credit Risk

(v) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, available-for-sale securities, accounts receivable and notes receivable. All of the Group’s cash and cash equivalents and restricted cash are held with large state-owned financial institutions. The Group engages delivery companies, mainly EMSexpress, to deliver products to customers and to collect cash from the customers for direct sales gross revenues through direct sales platforms. The Group conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2013 accounts receivables from EMS was $1,140,368, 18.7% of the total accounts receivables. As of December 31, 2014, no accounts receivables from a single delivery company were more than 10% of the total accounts receivables.

Share-Based Compensation

(w) Share-based compensation

Share-based compensation cost is measured at grant date, based on the fair value of the award, and recognized in expense over the requisite service period. The Group has made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

Income (Loss) Per Share

(x) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Group’s shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Noncontrolling Interest

(y) Noncontrolling interest

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

Recently Issued Accounting Pronouncements

(z) Recently issued accounting pronouncements

In May 2014, the FASB and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

On August 27, 2014, the FASB issued ASU 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter. Early adoption is permitted. The ASU shall be applied at the effective date, and the Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In November 2014, the FASB issued a new pronouncement which provides guidance on determining whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. The new standard requires management to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. The effects of initially adopting the amendments in this Update should be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. The Group is assessing the effect of adoption of this guidance on the Group’s consolidated financial states.